Summary of Disclosure of Federal Tax Losses (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized	$ 106,715		$ 108,673
United State [Member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	4,793
United State [Member] | 2028 [Member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	369
United State [Member] | 2029 [Member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	178
United State [Member] | 2034 [Member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	151
United State [Member] | 2035 [Member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	447
United State [Member] | 2036 [Member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	195
United State [Member] | 2037 [Member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	709
United State [Member] | 2038 [Member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,224
United State [Member] | 2039 [Member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	771
United State [Member] | 2040 [Member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	515
United State [Member] | 2041 [Member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	$ 234
Domestic Tax Authority [Member] | Canada [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		$ 77,867
Domestic Tax Authority [Member] | Canada [Member] | 2028 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		8,054
Domestic Tax Authority [Member] | Canada [Member] | 2029 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		4,791
Domestic Tax Authority [Member] | Canada [Member] | 2030 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		4,104
Domestic Tax Authority [Member] | Canada [Member] | 2031 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		1,753
Domestic Tax Authority [Member] | Canada [Member] | 2032 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		4,250
Domestic Tax Authority [Member] | Canada [Member] | 2033 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		3,721
Domestic Tax Authority [Member] | Canada [Member] | 2034 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		4,153
Domestic Tax Authority [Member] | Canada [Member] | 2035 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		10,418
Domestic Tax Authority [Member] | Canada [Member] | 2036 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		10,592
Domestic Tax Authority [Member] | Canada [Member] | 2037 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		7,343
Domestic Tax Authority [Member] | Canada [Member] | 2038 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		6,557
Domestic Tax Authority [Member] | Canada [Member] | 2039 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		3,501
Domestic Tax Authority [Member] | Canada [Member] | 2040 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		3,808
Domestic Tax Authority [Member] | Canada [Member] | 2041 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		4,822
Provincial [Member] | Canada [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		76,545
Provincial [Member] | Canada [Member] | 2028 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		6,668
Provincial [Member] | Canada [Member] | 2029 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		4,773
Provincial [Member] | Canada [Member] | 2030 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		4,089
Provincial [Member] | Canada [Member] | 2031 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		1,737
Provincial [Member] | Canada [Member] | 2032 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		4,250
Provincial [Member] | Canada [Member] | 2033 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		3,721
Provincial [Member] | Canada [Member] | 2034 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		4,153
Provincial [Member] | Canada [Member] | 2035 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		10,452
Provincial [Member] | Canada [Member] | 2036 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		10,592
Provincial [Member] | Canada [Member] | 2037 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		7,343
Provincial [Member] | Canada [Member] | 2038 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		6,557
Provincial [Member] | Canada [Member] | 2039 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		3,580
Provincial [Member] | Canada [Member] | 2040 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		3,808
Provincial [Member] | Canada [Member] | 2041 [Member]
IfrsStatementLineItems [Line Items]
Tax attributes to be deferred for which no deferred tax asset was recognized		$ 4,822